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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                                                    Investment Company Act file number:  811-8049

RENAISSANCE CAPITAL GREENWICH FUNDS

________________________________________________________________________

(Exact name of registrant as specified in charter)

2 Greenwich Plaza, Greenwich, Connecticut 06830

  (Address of principal executive offices)                                      (Zip code)

Linda R. Killian, C.F.A.

RENAISSANCE CAPITAL GREENWICH FUNDS

Two Greenwich Plaza

Greenwich, Connecticut 06830

 ________________________________________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code: (203) 622-2978

Date of fiscal year end:  September 30

Date of reporting period:  July 1, 2004 - June 30, 2005

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.  A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.  SEC 2451 (4-03) Persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

ITEM 1. PROXY VOTING RECORD:

Appended hereto as Exhibit A is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2005 with respect to which the Registrant was entitled to vote:

          (a). The name of the issuer of the portfolio security;

          (b). The exchange ticker symbol of the portfolio security;

          (c). The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

          (d). The shareholder meeting date;

          (e). A brief identification of the matter voted on;

          (f). Whether the matter was proposed by the issuer or by a security holder;

          (g). Whether the Registrant cast its vote on the matter;

          (h). How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

          (i). Whether the Registrant cast its vote for or against management.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)            RENAISSANCE CAPITAL GREENWICH FUNDS

By (Signature and Title)* /S/ Linda R. Killian

                                         Linda R. Killian, Vice President

Date August 18, 2005

* Print the name and title of each signing officer under his or her signature.

	RENAISSANCE CAPITAL GREENWICH FUNDS: THE IPO PLUS AFTERMARKET FUND									Item 1
	Investment Company Act file number: 811-8049									Exhibit A
	July 1, 2004 - June 30, 2005

				Meeting			Proposed	Vote		For/Against
	Company	Ticker	Cusip	Date		Proposal(s)	by	Yes/No	Voted	Mgmt.
1	Universal Compression	UCO	913431102	7/23/2004	1	Elect 3 to Board of Directors	Issuer	Yes	For	For
	Holdings				2	Approve ammendment to Incentive Stk Option plan	Issuer	Yes	For	For
					3	Approve ammendment to Restricted stock plan	Issuer	Yes	For	For
					4	Ratify Deloitted & Touche as auditor	Issuer	Yes	For	For

2	Santarus	SNTS	802817304	7/27/2004	1	Elect 3 to Board of Directors	Issuer	Yes	For	For
					2	Approve amended and restated 2004 Equity Incentive	Issuer	Yes	For	For
						Award plan, which amends the Co.'s existing pln to be
						able to increase no. shares awarded as prescribed in
						proposal 2.
					3	Approve amended and restated 2004 Employee Stock	Issuer	Yes	For	For
						Purch Plan, which amends the Co.'s existing pln to be
						able to increase no. shares awarded as prescribed in
						proposal 3.
					4	Ratify Ernst & Young as independent public acct. firm	Issuer	Yes	For	For

3	Anteon	ANT	03674E108	10/22/2004	1	Approve Stock Option Plan	Issuer	Yes	For	For

4	SRA International	SRX	78464R105	10/29/2004	1	Elect 3 to Board of Directors	Issuer	Yes	For	For
					2	Approve SRA International 2004 ESOP Plan	Issuer	Yes	For	For
					3	Ratify Deloitte & Touche Independent Aud. Fiscal y/e 6/05	Issuer	Yes	For	For

5	Coach	COH	189754104	11/3/2004	1	Elect Board of Directors	Issuer	Yes	For	For
					2	Adopt Coach 2004 Stock Incentive Plan	Issuer	Yes	For	For

6	First Marblehead	FMD	320771108	11/18/2004	1	Elect Board of Directors	Issuer	Yes	For	For
					2	Appr amendmt to restated cert of inc. & inc shs of cap stk	Issuer	Yes	For	For
					3	Appr exec incentive plan	Issuer	Yes	For	For

7	Universal Tech. Inst.	UTI	913915104	02/16/05	1	Board of Directors	Issuer	Yes	For	For
					2	Ratify PricewaterhouseCoopers as auditor	Issuer	No	DNV	n/a

8	Xyratex	XRTX	G98268108	04/13/05	1	Board of Directors	Issuer	Yes	For	For
					2	Ratify Price Waterhouse	Issuer	Yes	For	For
					3	Approve sharesave plan & 500k shs for plan	Issuer	Yes	For	For
					4	apprv. Amendmnts to allow elec comm between
						company and shareholders	Issuer	Yes	For	For

9	Alcon	ACL	H01301102	05/03/05	1	Apprv 2004 Annual and cons. Finan. Stmnts	Issuer	Yes	For	For
					2	Appropriation of earngs and divid. To s/hs	Issuer	Yes	For	For
					3	Discharge members of Board	Issuer	Yes	For	For
					4a	Elect Thomas G. Plaskett to Board	Issuer	Yes	For	For
					4b	Elect Wolfgang H. Reichenberger to Board	Issuer	Yes	For	For
					4c	Elect Cary Rement to Board	Issuer	Yes	For	For
					5	Elect Peat Marw. Goerdeler SA as auditor	Issuer	Yes	For	For
					6	Elect Zensor Revisions as special auditor	Issuer	Yes	For	For

10	Genentech	DNA	368710406	04/14/05	1	Elect 6 new members to Board	Issuer	Yes	For	For
					2	Ratify Ernst & Young	Issuer	Yes	For	For

11	Bucyrus	BUCY	118759109	04/14/05	1	Elect 3 new members to Board	Issuer	Yes	For	For
					2	Ratify Deloitte & Touche	Issuer	Yes	For	For

12	Whiting Petroleum	WLL	966387102	05/10/05	1	Elect two new members to Board	Issuer	Yes	For	For
					2	Ratify Deloitte & Touche	Issuer	Yes	For	For

13	Tempur-Pedic	TPX	88023U101	04/26/05	1	Elect seven new members to Board	Issuer	Yes	For	For
					2	Ratify Ernst & Young	Issuer	Yes	For	For

14	Huron Consulting	HURN	447462102	05/03/05	1	Elect 2 to Board	Issuer	Yes	For	For
					2	Ratify PWCoopers	Issuer	Yes	For	For

15	Hornbeck Offshore	HOS	440543106	05/03/05	1	Elect 2 to Board	Issuer	Yes	For	For
					2	Approve Stock option plan	Issuer	Yes	For	For
					3	Apprv. Ammend to certif. of Incorp which limits	Issuer	Yes	For	For
						director liablity under sect. 102(b) (7) DE Corp Law
					4	Ratify Ernst & Young	Issuer	Yes	For	For

16	NAVTEQ	NVT	63936L100	05/11/05	1	Elect 7 to Board	Issuer	Yes	For	For

17	Google	GOOG	38259P508	05/12/05	1	Elect 9 to Board	Issuer	Yes	For	For
					2	Ratify Ernst & Young	Issuer	Yes	For	For
					3	Apprv ammend to stk plan- increase # auth. Shares	Issuer	Yes	For	For

18	Westlake Chemicals	WLK	960413102	05/19/05	1	Elect 3 to Board	Issuer	Yes	For	For
					2	Ratify PWCoopers	Issuer	Yes	For	For

19	Bill Barret	BBG	06846N104	05/19/05	1	Elect 9 to Board	Issuer	Yes	For	For

20	Foundation Coal	FCL	35039W100	05/19/05	1	Elect 9 to Board	Issuer	Yes	For	For
					2	Ratify Ernst & Young	Issuer	Yes	For	For
					3	Any other matters that come before board	Issuer	Yes	For	For

21	Celanese Corp.	CE	150870103	06/01/05	1	Elect 3 to Board	Issuer	Yes	For	For
					2	Ratify KPMG LLP as auditor	Issuer	Yes	For	For

22	Spirit Finance	SFC	848568309	05/20/05	1	Elect 10 to Board	Issuer	Yes	For	For
					2	Consider/Vote on ammend of comp charter required
						by NYSE, Inc.	Issuer	Yes	For	For
					3	Consider/vote on ammd/restat ESOP plan & issue
						2 mm shs & to ammend how Fr Mkt Value is determ
						& comply plan w/current legislation	Issuer	Yes	For	For
					4	Ratify Ernst & Young	Issuer	Yes	For	For

23	Motive	MOTV	61980V107	05/20/05	1	Elect 2 to Board	Issuer	Yes	For	For
					2	Ratify/Approve amend/restated equity incent plan	Issuer	Yes	For	For
					3	Ratify Ernst & Young	Issuer	Yes	For	For

24	Anteon	ANT	03674E108	10/01/43	1	Elect 4 to Board	Issuer	Yes	For	For
					2	Ratify KPMG	Issuer	Yes	For	For

25	W&T Offshore	WTI	92922P106	05/26/05	1	Elect 5 to Board	Issuer	Yes	For	For

26	Dick's Sporting Goods	DKS	253393102	06/01/05	1	Elect 2 to Board	Issuer	Yes	For	For

27	Texas Roadhouse	TXRH	882681109	05/26/05	1	Elect 2 to Board	Issuer	Yes	For	For
					2	Ratify KPMG	Issuer	Yes	For	For

28	U-Store-It	YSI	91274F104	05/31/05	1	Elect 7 to Board	Issuer	Yes	For	For

29	CB Richard Ellis	CBG	12497T101	06/02/05	1	Elect 10 to Board	Issuer	Yes	For	For
					2	Ratify Independent auditor	Issuer	Yes	For	For
					3	Approve ammend/restated stock opt plan	Issuer	Yes	For	For

30	Cogent	COGT	19239Y108	06/03/05	1	Elect 4 to Board	Issuer	Yes	For	For
					2	Ratify Deloitte & Touche	Issuer	Yes	For	For

31	Ipayment	IPMT	46262E105	06/06/05	1	Elect 7 to Board	Issuer	Yes	For	For
					2	Ratify Earnst & Young	Issuer	Yes	For	For

32	Calamos	CLMS	12811R104	06/07/05	1	Elect 3 to Board	Issuer	Yes	For	For
					2	Ratify KPMG	Issuer	Yes	For	For

33	Las Vegas Sands	LVS	517834107	06/09/05	1	Elect 2 to Board	Issuer	Yes	For	For
					2	Consider & act on Ratific & Select of Ind Auditor	Issuer	Yes	For	For

34	PortalPlayer	PLAY	736187204	06/10/05	1	Elect 7 to Board	Issuer	Yes	For	For
					2	Ratify Deloitte & Touche	Issuer	Yes	For	For

35	Dreamworks Animation	DWA	26153C103	06/22/05	1	Elect 8 to Board	Issuer	Yes	For	For
					2	Ratify Ernst & Young	Issuer	Yes	For	For

36	Syneron	ELOS	M87245102	06/22/05	1	Re-elect Dr. Kreindel as Dir	Issuer	Yes	For	For
					2	Re-elect Mr. Mizrahy as Dir	Issuer	Yes	For	For
					3	Appoint Kost, Forer, Gabbay & Kasierer (member of	Issuer	Yes	For	For
						Ernst & Young Global) as Ind. Auditor
					4	Authorize Board to fix auditor's remuneration	Issuer	Yes	For	For
					5	Approve Service terms for Dr. Shimoun Eckhouse	Issuer	Yes	For	For
						according to Israeli Companies Law 1999 requirements